Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options
Options, Beginning Balance	7,669,553	4,905,008	3,875,500
Options, Granted	1,739,273	3,698,708	1,619,167	3,992,500
Options, Forfeited	(558,820)	(458,204)	(541,799)	(135,000)
Options, Exercised	(695,627)	(475,959)	(29,860)
Options, Ending Balance	8,154,379	7,669,553	4,905,008	3,875,500
Options, Vested and expected to vest	6,587,727	7,193,713	4,323,108	3,310,894
Exercisable at end of period	3,493,142	3,081,017	1,222,222	2,344
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 4.08	$ 4.24	$ 3.80
Weighted Average Exercise Price, Granted	$ 15.13	$ 3.78	$ 5.16	$ 3.80
Weighted Average Exercise Price, Forfeited	$ 4.27	$ 4.40	$ 3.88	$ 3.80
Weighted Average Exercise Price, Exercised	$ 3.31	$ 3.04	$ 3.80
Weighted Average Exercise Price, Ending Balance	$ 6.44	$ 4.08	$ 4.24	$ 3.80
Weighted Average Exercise Price, Vested and expected to vest	$ 5.60	$ 4.02	$ 4.22	$ 3.80
Weighted Average Exercise Price, Exercisable	$ 3.88	$ 3.64	$ 3.80	$ 3.80
Average Intrinsic Value/Weighted Average Exercise Term
Average Intrinsic Value, Ending Balance	$ 236,210	$ 56,844	$ 8,632	$ 2,003
Average Intrinsic Value, Vested and expected to vest	196,389	53,870	7,687	1,722
Average Intrinsic Value, Exercisable	$ 110,146	$ 24,197	$ 2,689	$ 1
Weighted Average Exercise Term, Outstanding Balance	8 years 2 months 12 days	8 years 3 months 15 days	9 years 4 months 13 days	9 years 9 months 15 days
Weighted Average Exercise Term, Vested and expected to vest	8 years 22 days	8 years 3 months 7 days	9 years 4 months 28 days	9 years 8 months 23 days
Weighted Average Exercise Term, Exercisable	7 years 9 months 4 days	8 years 2 months 5 days	9 years 4 months 28 days	9 years 8 months 12 days